UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10083
Investment Company Act file number

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC
 (Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905
 (Address of principal executive offices) (Zip code)

Steven L. Suss
U.S. Trust Hedge Fund Management, Inc.
225 High Ridge Road
Stamford, CT 06905
 (Name and address of agent for Service)

Registrant's telephone number, including area code: (866) 921-7951

Date of fiscal year end: 3/31/2010

Date of reporting period: 9/30/2009

ITEM 1.  REPORTS TO STOCKHOLDERS.

EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS MASTER FUND, LLC

Financial Statements

(Unaudited)

Period from April 1, 2009 to September 30, 2009

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Financial Statements

(Unaudited)

Period from April 1, 2009 to September 30, 2009

Contents

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information on Form N-Q is available without charge, upon request, by calling (866) 921-7951.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 921-7951 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 921-7951, and on the Commission’s website at http://www.sec.gov.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Assets, Liabilities and Members’ Equity - Net Assets (Unaudited)

September 30, 2009

ASSETS

Investments in Investment Funds, at fair value (cost $360,447,826)	$422,139,905
Cash and cash equivalents	7,903,196
Investments in Investment Funds made in advance	10,000,000
Receivables for interests in Investment Funds sold	4,199,158
Other assets	47,669

Total Assets	444,289,928

LIABILITIES

Due to Adviser	1,049,763
Professional fees payable	69,542
Directors fees payable	10,000
Other payable	7,306

Total Liabilities	1,136,611

Net Assets	$443,153,317

MEMBERS' EQUITY - NET ASSETS

Represented by:
Capital	$381,461,238
Accumulated net unrealized appreciation on investments	61,692,079

Members' Equity - Net Assets	$443,153,317

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Schedule of Investments (Unaudited)

September 30, 2009

Investment Funds *	First Acquisition Date	Cost **	Fair Value **	% of Members' Equity – Net Assets	% Ownership of Investment Funds	First Available Redemption Date ***	Liquidity ****

Hedged Long/Short Equity Funds
Alydar QP Fund, L.P.	4/1/2009	$11,877,385	$12,000,069	2.71%	2.36%	N/A	Quarterly
Foundation Partners, L.P.	7/1/2002	8,000,000	10,031,468	2.26%	9.03%	N/A	Quarterly
Prism Partners III Leveraged, L.P.	7/1/2009	5,000,000	5,295,528	1.19%	1.45%	N/A	Quarterly
SAB Capital Partners, L.P.	4/1/2001	-	702,924	0.16%	0.15%	N/A	(1)
Scopia PX, LLC	9/1/2005	11,000,000	15,368,416	3.47%	7.31%	N/A	Quarterly
Spring Point Opportunity Partners, L.P.	7/1/2006	11,610,520	17,075,290	3.85%	5.04%	N/A	Quarterly
Tiedemann/Falconer Partners, L.P.	4/1/2009	5,301,238	5,077,862	1.15%	2.62%	N/A	Quarterly
Strategy Total		52,789,143	65,551,557	14.79%
Opportunistic (U.S. Only) Funds
Addison Clark Fund, L.P.	4/1/2008	17,516,635	18,463,863	4.17%	6.50%	N/A	Quarterly
Brookside Capital Partners Fund II, L.P.	7/1/2009	15,000,000	15,427,858	3.48%	3.14%	12/31/2010	Annually
Cadmus Capital Partners (QP), L.P.	7/1/2003	287,051	817,074	0.18%	9.47%	N/A	(2)
Quaker Capital Partners I, L.P.	1/1/2001	3,164,863	9,116,040	2.06%	3.38%	N/A	Annually
Royal Capital Value Fund (QP), L.P.	7/1/2008	16,879,797	16,885,783	3.81%	2.48%	(3)	Annually
Seminole Capital Partners, L.P.	9/1/2005	11,200,000	16,121,640	3.64%	3.40%	N/A	Semi-annually
Swiftcurrent Partners, L.P.	10/1/2000	10,550,000	15,775,914	3.56%	1.64%	N/A	Annually
Valinor Capital Partners, L.P.	7/1/2007	13,000,000	14,756,898	3.33%	3.70%	(4)	Annually
Strategy Total		87,598,346	107,365,070	24.23%
Hedged Sector Funds
Coatue Qualified Partners, L.P.	1/1/2002	6,000,000	15,308,502	3.45%	1.56%	N/A	Quarterly
Longbow Partners, L.P.	5/1/2004	12,200,000	16,722,744	3.77%	5.80%	N/A	Quarterly
Seligman Tech Spectrum Fund, LLC	4/1/2009	4,610,345	5,277,330	1.19%	1.16%	4/30/2010	Monthly
Strategy Total		22,810,345	37,308,576	8.41%
Event Driven/Relative Value Funds
American Durham L.P.	7/1/2008	11,970,590	9,684,090	2.19%	11.46%	N/A	Quarterly
Aristeia Partners, L.P.	4/1/2008	20,537,501	24,397,840	5.51%	7.56%	N/A	Quarterly
Brevan Howard, L.P.	2/1/2009	11,214,798	12,099,759	2.73%	0.73%	(5)	Monthly
Canyon Value Realization Fund, L.P.	7/1/2003	923,972	2,513,299	0.57%	0.12%	N/A	(6)
Centaurus Alpha Fund, L.P.	4/1/2009	604	64,179	0.01%	2.30%	N/A	(2)
Drake Global Opportunities Fund, L.P.	4/1/2009	47,854	83,924	0.02%	0.56%	N/A	(2)
DSC Acquisitions, LLC	4/1/2009	37,735	37,694	0.01%	0.96%	N/A	(1)
Farallon Capital Partners, L.P.	11/1/2004	18,227,893	19,851,802	4.48%	0.34%	N/A	(8)
Garrison Special Opportunity Fund, L.P.	7/1/2009	4,000,000	4,130,423	0.93%	1.08%	12/31/2009	Annually
Jana Partners, L.P.	4/1/2009	259,761	271,657	0.06%	0.44%	N/A	(1)
Lydian Partners II, L.P.	4/1/2009	944,323	1,629,554	0.37%	3.48%	N/A	Quarterly
Lydian Partners SPV, Ltd.	4/1/2009	475	475	0.00%	2.97%	N/A	(1)
Monarch Debt Recovery Fund, L.P.	7/1/2009	5,000,000	5,391,557	1.22%	1.90%	6/30/2011	Annually
Pentwater Event Fund LLC	7/1/2008	864,981	881,302	0.20%	0.80%	N/A	(1)
Polygon Global Opportunities Fund, L.P.	8/1/2006	12,901,388	6,723,263	1.52%	1.59%	N/A	(7)
Strategic Value Restructuring Fund, L.P.	4/1/2009	911,478	813,952	0.18%	0.16%	N/A	(1)
SVRF (Onshore) Holdings LLC	4/1/2009	1,371,909	1,371,909	0.31%	3.30%	N/A	(7)
Vicis Capital Fund	4/1/2009	3,431,096	2,751,562	0.62%	0.87%	3/31/2010	Quarterly
Waterfall Eden Fund, L.P.	7/1/2008	16,783,046	14,622,837	3.30%	13.13%	(1)	Quarterly
Strategy Total		109,429,404	107,321,078	24.23%
Opportunistic Long/Short (Global) Funds
AKO Partners, L.P.	10/1/2005	14,500,000	20,693,793	4.67%	4.76%	N/A	Quarterly
Amiya Global Emerging Opportunities Fund, L.P.	8/1/2009	10,000,000	10,519,985	2.38%	3.47%	7/31/2010	Quarterly
Artha Emerging Markets Funds, L.P.	4/1/2008	18,220,130	20,482,401	4.62%	5.74%	N/A	Quarterly
Henderson Asia Pacific Absolute Return Fund, Ltd.	10/1/2008	8,966,478	9,741,072	2.20%	2.04%	N/A	Monthly
Indus Asia Pacific Fund, L.P.	3/1/2004	15,000,000	18,758,907	4.23%	3.92%	N/A	Quarterly
Indus Event Driven Distribution Holding Co, Ltd.	6/1/2005	-	4,056	0.00%	0.00%	N/A	(2)
Indus Japan Fund, L.P.	3/1/2004	6,000,000	8,676,798	1.96%	5.22%	N/A	Quarterly
Meditor European Hedge Fund (B) Limited	7/1/2009	15,000,000	15,569,780	3.51%	1.11%	N/A	Monthly
Rohatyn Group Global Opportunity Partners, L.P.	4/1/2009	133,980	146,832	0.03%	0.14%	N/A	(1)
Strategy Total		87,820,588	104,593,624	23.60%
Total Investments in Investment Funds		$360,447,826	422,139,905	95.26%
Other Assets, Less Liabilities			21,013,412	4.74%
Members’ Equity – Net Assets			$443,153,317	100.00%

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Schedule of Investments (Unaudited) continued

September 30, 2009

* Non-income producing investments. The Company's investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. ** See definition in Note 2a. *** From original investment date. **** Available frequency of redemptions after initial lock-up period. N/A Initial lock-up period has either expired prior to 9/30/2009 or the Investment Fund did not have an initial lock-up period. However, specific redemption restrictions may apply.	(1)
The Investment Fund has restricted redemption rights by creating a side pocket account to hold its illiquid assets. As of 9/30/2009, the Company's remaining investment in the  Investment Fund is illiquid.

	(2)	The Investment Fund is closing and is in the process of returning capital to its partners.
	(3)	$7,050,704 has an initial lock-up period that expires on 12/31/2009.
(4)
$1,045,758 has an initial lock-up period that expires on  12/31/2009, $4,666,472 has an initial lock-up period that expires  on 12/31/2010, and $2,097,901 has an initial lock-up period that  expires on 12/31/2011.

	(5)	$6,050,720 has an initial lock-up period that expires on 1/31/2010 and $6,049,039 has an initial lock-up period that expires on 3/31/2010.
(6)
The Investment Fund has restricted redemption rights by creating a designated account to hold its illiquid assets. As of 9/30/2009, the Company's remaining investment in the  Investment Fund is illiquid.

	(7)	The Investment Fund will be liquidating its assets and has suspended redemption rights.
	(8)	The Investment Fund has temporarily limited redemption rights. A liquidating trust account has been created in order to honor outstanding redemption requests once capital becomes available.

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Operations (Unaudited)

Period from April 1, 2009 to September 30, 2009

INVESTMENT INCOME

Interest	$9,037

Total Investment Income	9,037

OPERATING EXPENSES

Advisory fee	2,077,216
Professional fees	47,500
Other	45,862
Board of Managers' fees and expenses	43,500
Administration fees	12,018

Total Operating Expenses	2,226,096

Net Investment Loss	(2,217,059)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized loss from Investment Fund redemptions	(1,760,468)
Net change in accumulated unrealized appreciation on investments	49,777,822

Net Realized and Unrealized Gain on Investments	48,017,354

INCREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS	$45,800,295

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Changes in Members’ Equity – Net Assets (Unaudited)

	Period from April 1, 2009 to September 30, 2009	Year Ended March 31, 2009

OPERATIONS

Net investment loss	$(2,217,059)	$(4,193,806)
Net realized gain (loss) from Investment Fund redemptions	(1,760,468)	11,301,091
Net change in accumulated unrealized appreciation on investments	49,777,822	(73,329,657)

Increase (Decrease) in Members' Equity – Net Assets Derived from Operations	45,800,295	(66,222,372)

CAPITAL TRANSACTIONS

Members' subscriptions	94,498,936	179,564,716
Members' interests repurchased	(41,009,718)	(89,048,401)

Increase in Members' Equity - Net Assets from Capital Transactions	53,489,218	90,516,315

Net Increase in Members' Equity - Net Assets	99,289,513	24,293,943

MEMBERS' EQUITY - NET ASSETS AT BEGINNING OF PERIOD	343,863,804	319,569,861

MEMBERS' EQUITY - NET ASSETS AT END OF PERIOD	$443,153,317	$343,863,804

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Statement of Cash Flows (Unaudited)

Period from April 1, 2009 to September 30, 2009

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets derived from operations	$45,800,295
Adjustments to reconcile net increase in members' equity - net assets derived from operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on investments	(49,777,822)
Net realized loss from Investment Fund redemptions	1,760,468
Purchases of Investment Funds	(72,300,215)
Proceeds from Investment Funds	52,050,455
Increase in other assets	(38,983)
Increase in due to Adviser	210,276
Decrease in professional fees payable	(29,607)
Increase in directors fees payable	10,000
Decrease in administration fees payable	(6,000)
Decrease in other payable	(1,955)

Net Cash Used in Operating Activities	(22,323,088)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions	26,009,718
Payments for member interests repurchased	(41,009,718)

Net Cash Provided by Financing Activities	(15,000,000)

Net decrease in cash and cash equivalents	(37,323,088)
Cash and cash equivalents at beginning of period	45,226,284

Cash and Cash Equivalents at End of Period	$7,903,196

Supplementary Disclosure of Cash Flow Information
Non-cash subscriptions from members	$57,985,718

Non-cash transfer of investments at fair value	$57,985,718

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Financial Highlights (Unaudited)

The following represents certain ratios to average members’ equity – net assets, total return, and other supplemental information for the periods indicated:

	For the period from April 1, 2009 to September 31, 2009 *	For the year ended March 31, 2009	For the year ended March 31, 2008 **	For the year ended March 31, 2007	For the year ended March 31, 2006

Net assets, end of period	$443,153,317	$343,863,804	$319,569,861	$310,364,405	$292,022,821

Ratio of net investment loss to average members' equity - net assets (a) (b)	(0.52%)	(1.16%)	(1.18%)	(1.71%)	(1.75%)

Ratio of expenses to average members' equity - net assets (a) (b)	0.53%	1.20%	1.24%	1.86%	1.85%

Portfolio turnover	13.67%	24.20%	7.37%	30.25%	15.33%

Total return (c)	11.33%	(15.98%)	0.45%	8.82%	10.09%

*	The ratios and total return are not annualized for the period.
**	The Company reorganized into a master-feeder structure for this period.
(a)
Ratio does not reflect the Company's proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds. Please refer to Note 5 for additional information about the expenses of the Investment Funds that the Company indirectly bears.

(b)	Average members' equity - net assets is determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	Total return assumes a purchase of an interest in the Company on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.

The accompanying notes are an integral part of these financial statements.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited)

September 30, 2009

1. Organization

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, formerly known as Excelsior Directional Hedge Fund of Funds Master Fund, LLC (the “Company”), was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s investment objective is to seek capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the Company will achieve its investment objective.  The investment managers of the investment funds in which the Company invests generally conduct their investment programs through these investment funds (collectively, the “Investment Funds”).  The Company invests in the Investment Funds as a limited partner or member along with other investors.

Excelsior Directional Hedge Fund of Funds (TI), LLC, a Delaware limited liability company that is registered under the 1940 Act as a non-diversified, closed-end management investment company (the “Feeder Fund”) and Excelsior Directional Hedge Fund of Funds, Ltd. (the “Offshore Fund”) (together, the “Feeder Funds”) pursue their investment objectives by investing substantially all of their  assets in the Company.  The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company (the “Adviser”).  The Adviser is an indirect wholly-owned subsidiary of Bank of America Corporation (“Bank of America”) and a registered investment adviser.  Bank of America is a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Company’s Board of Managers (the “Board”) has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the Company as customarily exercised by directors of a typical investment company registered under the 1940 Act organized as a corporation.  The Board has engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to manage the day-to-day operations of the Company.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

1. Organization (continued)

The Company was established to invest substantially all of the assets of the Feeder Fund and the Offshore Fund, as members of the Company (“Members”).  As of September 30, 2009, the Feeder Fund’s and Offshore Fund’s ownership of the Company’s Members’ Equity—Net Assets were 68.26% and 31.74%, respectively.

Member subscriptions for interests in the Company (“Interests”) by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company’s assets and other factors considered by the Board. The Adviser expects that, generally, it will recommend to the Board that the Company offer to repurchase Interests from Members twice in each year, at June 30th and December 31st. Members can only transfer or assign Interests under certain limited circumstances.

2. Significant Accounting Policies

a. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

b. Codification

In June 2009, the FASB issued the FASB Accounting Standards Codification™ (the “Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles in the United States.  All guidance contained in the Codification carries an equal level of authority.  On the effective date, the Codification superseded all then-existing non-SEC accounting and reporting standards.  All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative.  The Codification is effective for financial statements issued for interim and annual periods ending after September 15, 2009.  The Company has updated all of its disclosures to be consistent with the

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

2. Significant Accounting Policies (continued)

b. Codification (continued)

Codification and has determined that the implementation of the Codification did not have a significant impact on its financial results.

c. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to policies established by the Board.

The Company’s investments are reported at fair value.  The Board and the Adviser have approved procedures pursuant to which the Company values its investments in Investment  Funds subject to the review and supervision of the Board and Adviser.  In accordance with these procedures, fair value of investments in the Investment Funds takes into consideration all available information and other factors that the Board and Adviser deem pertinent.  Generally, the Board and Adviser will use valuations reported to the Company by the managers of these Investment Funds as an input, and the Company, Board or Adviser may reasonably determine that additional factors should be considered and reflected.

The value of the Company’s investments determined using the Company’s procedures may differ from the value reported by the Investment Fund.  Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy are as follows:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

2. Significant Accounting Policies (continued)

c. Portfolio Valuation (continued)

•	Level 2 - Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 - Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  In accordance with the valuation procedures of the Company, the Adviser generally uses the value reported by the Investment Fund as the primary input to its valuation; however, adjustments to the reported value may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity on such interests, and the fair value of the fund's investment portfolio or other assets and liabilities.

An individual fund's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgment.  Management considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market.  The categorization of a fund within the hierarchy is based upon the pricing transparency of that fund and does not necessarily correspond to Management’s perceived risk of that fund.

Substantially all of the Company's investments in Investment Funds have been classified within level 3, and the Company generally does not hold any investments that could be classified as level 1 or level 2, as observable prices for such investments are typically not available. Assumptions used by the Company, Board or Adviser due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Company’s results of operations.

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured at September 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments in Investment Funds	$ -	$ -	$ 422,139,905	$ 422,139,905

Total	$ -	$ -	$ 422,139,905	$ 422,139,905

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

2. Significant Accounting Policies (continued)

c. Portfolio Valuation (continued)

The following table includes a rollforward of the amounts for the period from April 1, 2009 to September 30, 2009 for the investments classified within level 3.  The classification of an investment within level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

Investments in Investment Funds
Balance as of 3/31/2009	$305,279,674
Accrued discounts/premiums	-
Net realized loss from Investment Fund redemptions	(1,760,468)
Net change in accumulated unrealized appreciation on investments	49,777,822
Net purchases (sales)	68,842,877
Net transfers in (out) of Level 3	-
Balance as of 9/30/2009	$422,139,905

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations.  The net unrealized appreciation for the period from April 1, 2009 to September 30, 2009 for level 3 investments held by the Company as of September 30, 2009 was an increase of $45,984,999.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment’s cost, and any excess is treated as realized gain from investments in Investment Funds.  Realized gains or losses on investments in Investment Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

d. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company’s administrator; costs of insurance; advisory fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Company’s transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

2. Significant Accounting Policies (continued)

e. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company.  Each Member is individually required to report on its own tax return its share of the Company’s taxable income or loss.  The Company has a tax year end of December 31.

The cost of the Company’s investments in Investment Funds for Federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2008.  The amounts reported below have been adjusted through September 30, 2009 for contributions and withdrawals.  Based on Investment Funds owned at September 30, 2009, the cost of investments for Federal income tax purposes was $414,685,309.  This included unrealized appreciation on a tax basis of $34,843,331 and unrealized depreciation on a tax basis of $27,388,735.

The Company has determined that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2008.  No income tax returns are currently under examination.  The statute of limitations on the Company’s U.S. Federal tax returns remains open for the years ended December 31, 2006 through December 31, 2008.  The statute of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

f. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of the fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Company’s Limited Liability Company Agreement.

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account.  Interest income is recorded on the accrual basis.

3. Advisory Fee, Related Party Transactions and Other

The Adviser provides investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser

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Notes to Financial Statements (Unaudited) continued

September 30, 2009

3. Advisory Fee, Related Party Transactions and Other (continued)

provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials.  In consideration for such services, the Company pays the Adviser a quarterly advisory fee at an annual rate of 1.0% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.  Each Feeder Fund also pays the Adviser a quarterly management fee at an annual rate of 0.5% based on the Feeder Fund’s net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.

For the period from April 1, 2009 to September 30, 2009, the Company incurred advisory fees totaling $2,077,216, of which $1,049,763 was payable as of September 30, 2009.

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Investment Funds in which the Company invests and with companies in which the Investment Funds invest.

Effective August 7, 2009, the Board is made up of five Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Company (the “Disinterested Managers”).  The Disinterested Managers receive an annual retainer of $10,000 and per-meeting fees of: $2,000 for in-person attendance at quarterly meetings of the Board; $1,000 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $1,000 for each audit committee meeting (whether held in-person or by telephone). All Disinterested Managers may be reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers.  The Company incurred $43,500 of retainer and per meeting fees for the period from April 1, 2009 to September 30, 2009, $10,000 of which is payable as of September 30, 2009.

The Company has retained J.D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company.  On May 7, 2009, UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation (“UMB”), signed a definitive agreement to purchase the Administrator.  The Administrator operates as a wholly-owned division of UMB Fund Services, Inc., a UMB subsidiary that provides all aspects of mutual fund and alternative investment services.  The Company pays the Administrator a quarterly fee equal to $3,000 per Feeder Fund invested in the Company.  The quarterly fee of $3,000 per Feeder Fund invested in the Company shall be adjusted on each January 1 based on the increase or decrease in the “Revised Consumer Price Index – (1967 = 100)” for the

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Notes to Financial Statements (Unaudited) continued

September 30, 2009

3. Advisory Fee, Related Party Transactions and Other (continued)

immediately preceding calendar year, as published by the Bureau of Labor statistics of the United States Department of Labor.  For the period from April 1, 2009 to September 30, 2009, the Company incurred $12,018 in expenses related to such administrative services.  Of total administrative fees, none were oustanding as of September 30, 2009.  The Feeder Funds incur additional expenses directly for the services provided by the Administrator.

On April 1, 2009, the Company received a contribution of $57,985,718 from the Feeder Fund.  The Feeder Fund received these assets pursuant to an agreement and plan of acquisition (the “Plan”) among the Feeder Fund, the Company, and BACAP Alternative Multi-Strategy Fund, LLC (the “BACAP Fund”).  The BACAP Fund was a non-diversified, closed-end management investment company registered under the 1940 Act, for which an affiliate of the Adviser serves as investment adviser.  Pursuant to the Plan, the Feeder Fund contributed to the Company all of the investments in Investment Funds the Feeder Fund received from the BACAP Fund as part of the transaction.  All of the transactions were effective as of April 1, 2009.  As a result of the Plan, the following positions became investments of the Company on April, 1, 2009:

	Cost	Fair Market Value
Addison Clark Fund, L.P.	$3,000,000	$2,516,635
Alydar Fund, L.P.	5,999,169	6,877,385
American Durham, L.P.	651,385	474,043
Aristeia Partners, L.P.	3,650,000	3,537,502
Artha Emerging Markets Fund, L.P.	4,754,121	4,220,130
Brevan Howard, L.P.	3,086,502	5,714,798
Centaurus Alpha Fund, L.P.	2,167,757	1,922,245
Delaware Street Capital, L.P.	34,744	37,735
Drake Global Opportunites Fund, L.P.	515,756	227,911
Halcyon Enhanced Fund, L.P.	2,286,706	2,245,737
Henderson Asia Pacific Absolute Return Fund, Ltd.	5,000,000	5,466,478
JANA Partners, L.P.	326,041	354,455
Lydian Partners II, L.P.	3,943,641	1,249,769
Lydian Partners SPV, Ltd.	56,359	475
Rohatyn Group Global Opportunity Partners, L.P. (Class A)	167,351	190,474
Royal Capital Value Fund (QP), L.P.	4,693,809	4,568,236
Seligman Tech Spectrum Fund, LLC	4,010,303	4,610,345
Strategic Value Restructuring Fund, L.P.	1,097,178	934,076
SVRF (Onshore) Holdings LLC	1,371,909	1,371,909
Tiedemann/Falconer Partners, L.P.	4,250,000	5,301,238
Vicis Capital Fund	2,750,000	3,431,096
Waterfall Eden Fund, L.P.	3,200,000	2,733,046
Total	$57,012,731	$57,985,718

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Notes to Financial Statements (Unaudited) continued

September 30, 2009

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Investment Funds is generally limited to the net asset value of its interest in each Investment Fund.

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities.  Among other things liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw assets from Investment Funds, or unforeseen outflows of cash.  This situation may arise due to circumstances outside of the Company's control, such as a general market disruption or an operational problem affecting the Company or third parties, including the Investment Funds.  Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company's investments in the Investment Funds can be redeemed on a limited basis.  As a result, the Company may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements, or to respond to specific events such as deterioration in the creditworthiness of any Investment Fund.

5. Investments in Investment Funds

As of September 30, 2009, the Company had investments in 46 Investment Funds.  The Company, as an investor in these Investment Funds, is charged management fees ranging from 0.0% to 2.0% (per annum) of the net asset value of its ownership interests in the Investment Funds, as well as incentive fees or allocations ranging from 15.0% to 25.0% of net profits earned that are attributable to the Company's ownership interests in such Investment Funds.  The Company also generally bears a pro rata share of the other expenses of each Investment Fund in which it invests.   Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2009, ranged from approximately 1.4% to 17.6% of the Company's average invested capital in each Investment Fund.   Incentive fees or allocations for the same fiscal year ranged from approximately 0.0% to 7.5% of the Company's average invested capital in each Investment Fund.   These ratios may vary over time depending on the allocation of the Company's assets among the Investment Funds and the actual expenses and investment performance of the Investment Funds.  Although the foregoing ranges of Investment Fund expense ratios are based

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

5. Investments in Investment Funds (continued)

on audited financial data received from the Investment Funds, the ranges were not audited by the Company's independent registered public accounting firm.

In general, most of the Investment Funds in which the Company invests provide for periodic withdrawals of capital ranging from monthly to annually and, in some cases, have lock up provisions under which the Company may not withdraw capital for a specified period after the date of its contribution, which may be up to three years.  The governing documents of Investment Funds generally provide that the Investment Fund may suspend, limit or delay the right of its investors, such as the Company, to withdraw capital.  In addition, some of the Investment Funds may invest a portion of their assets in illiquid securities and may not permit the portion of the Company’s capital invested in these Investment Funds that is allocable to illiquid securities to be withdrawn until the securities are sold or become liquid.

Aggregate purchases and proceeds of interests in Investment Funds for the period from April 1, 2009 to September 30, 2009 are $120,285,933 and $51,443,055, respectively.

6. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from any such claim is considered remote.

7. New Accounting Pronouncements

On May 28, 2009, the FASB issued amendments to general standards on accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued.  Although containing new terminology, the standard is based on the same principles as those that currently exist in the auditing standards.  The Company adopted the standard as of September 30, 2009 and determined that it did not have a material impact on its financial statements.  The standard, which includes a new required disclosure of the date through which an entity has evaluated subsequent events, is addressed in Note 8 of these financial statements.

Effective September 30, 2009, the Company adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly.  The guidance requires some new disclosures with respect to a) inputs and valuation techniques and b)

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Notes to Financial Statements (Unaudited) continued

September 30, 2009

7. New Accounting Pronouncements (continued)

definition of “major category” for securities.  The Company determined that the adaptation of the guidance did not have a material impact on its financial statements.

8. Subsequent Events

The Company has evaluated all events subsequent to the balance sheet date of September 30, 2009, through November 25, 2009, which is the date these financial statements were issued, and has noted the following:

As of September 30, 2009, the Company invested $10,000,000 in two new Investment Funds as follows:  Anchorage Capital Partners, L.P. $5,000,000; and Egerton Capital Partners, L.P., $5,000,000.  These investments are reflected as Investments in Investment Funds made in advance on the Statement of Assets, Liabilities and Members’ Equity – Net Assets.  The Investments in these Investments Funds became effective October 1, 2009.  As of September 30, 2009, the Company redeemed $4,000,000 from Aristeia Partners, L.P., effective October 1, 2009.

On October 2, 2009, the Company announced a tender offer to purchase up to $63,000,000 of the Interests from Members.  The net asset value of the Interests will be calculated for this purpose on December 31, 2009.  The tender offer expired on October 30, 2009.

On October 30, 2009, the Company invested $5,000,000 in one new Investment Fund:  Tufton Oceanic Hedge Fund, Ltd.  The investment in this Investment Fund became effective November 1, 2009.

For the period from October 1, 2009 to November 25, 2009, the Company received $2,771,204 in proceeds from five Investments Funds.

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Supplemental Information (Unaudited)

September 30, 2009

Supplemental Proxy Information

A special meeting of Members of the Company was held on August 7, 2009 at One Bryant Park, New York, New York 10036.  The meeting was held to elect Alan Brott, John C. Hover II, Victor F. Imbimbo, Jr., Stephen V. Murphy and Thomas G. Yellin as members of the Board.

Each of the nominees, Alan Brott, John C. Hover II, Victor F. Imbimbo, Jr., Stephen V. Murphy and Thomas G. Yellin, was elected as a member of the Board by a plurality of votes.

Advisory Agreement Approval

The Investment Advisory Agreement (the "Advisory Agreement") between the Company and the Adviser had an initial term of two years. The Advisory Agreement provides that it may be continued in effect from year to year thereafter subject to approval by: (i) the Board; or (ii) vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Company; provided that, in either event, the continuance must also be approved by the Managers who are not "interested persons," as defined by the 1940 Act, of the Company (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. The continuance of the Advisory Agreement for an additional annual period was approved by the Board, and by the Independent Managers, at a meeting held in person on June 26, 2009. The Independent Managers were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser.

In considering this matter, the Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, including similar funds managed by the Adviser; and information relating to the costs and profitability of the Adviser ("Profitability Analysis") from its relationship with the Company. The Board evaluated and considered: (i) the nature, extent and quality of services provided by the Adviser; (ii) the investment performance of the Company; (iii) the costs of services provided and the profits realized by the Adviser from its relationship with the Company; (iv) the extent to which economies of scale in costs of providing services would be realized as the Company grows; and (v) whether the fee payable to the Adviser pursuant to the Advisory Agreement properly reflects these economies of scale for the benefit of investors.

The Board discussed and reviewed the nature, extent and quality of services that the Adviser provides to the Company.  They also discussed the structure and capabilities of the Adviser, including technology and operational support, which support the services provided to the Company.  The Board agreed that the Company benefits from these services, and assessed the nature, scope and quality of services provided to the Company by the Adviser as indicated by the materials and information supplied to the Boards.  In doing so, the Board considered the Adviser's extensive administrative and compliance infrastructure.  The Board also reviewed and discussed

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Supplemental Information (Unaudited) continued

September 30, 2009

the experience and qualifications of key personnel of the Adviser and reviewed biographical information regarding such personnel.  The Board also reviewed the financial information and other information provided regarding the Adviser and Bank of America included in the 15(c) Materials.  The Independent Managers noted their overall satisfaction with the nature, quality and extent of services provided by the Adviser and concluded that the Company was receiving all services required from the Adviser under the Advisory Agreement, and that the quality of these services was satisfactory.

The Board also considered the investment performance of the Company and compared the performance of the Company to that of comparable funds, including other funds managed by the Adviser. The Board concluded that the Company's performance compared favorably with the performance of similar registered funds.

The Board also evaluated the fee paid for advisory services, relying on information concerning the fees and expenses of the Company, which was contained in the materials provided to the Board. The Board compared those fees and expenses to the advisory fees and expense ratios of other similar registered funds of hedge funds, including another similar registered fund for which the Adviser serves as investment adviser. In this regard, the Independent Managers noted that the fee payable by the Company to the Adviser and the expenses of the Company are within the range of those of similar funds. The Independent Managers concluded that the fee payable to the Adviser is reasonable in light of comparative performance and expense and advisory fee information and cost of the services provided.

The profitability realized by the Adviser was also considered. The Board relied principally on the Profitability Analysis. Representatives of the Adviser stated that the Adviser receives no significant indirect benefits from its relationship with the Company. After reviewing the information contained in the Profitability Analysis, the Board determined that the current profitability to the Adviser was not excessive.

With regard to economies of scale, the Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets.  In this regard, the Board noted that the total assets of the Company had grown as a result of the acquisition of the assets of BACAP Alternative Multi-Strategy Fund, LLC (the "BACAP Fund") by Excelsior Directional Hedge Fund of Funds (TI), LLC, which pursues its investment objective by investing substantially all of its assets in the Company (the "BACAP Acquisition").  The Independent Managers concluded that, although the net assets of the Company have grown as a result of the BACAP Acquisition, the assets of the Company have not reached a sufficient size to support fee reductions based on economies of scale.

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Supplemental Information (Unaudited) continued

September 30, 2009

Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined that it is in the best interest of the Company and its members to continue in effect the Advisory Agreement for an additional annual period.

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1)	Not applicable for semi-annual reports.

(a) (2)	Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2 (a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

By (Signature and Title):  /s/ Spencer N. Boggess
Spencer N. Boggess, Principal Executive Officer

Date:  December 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

By (Signature and Title):  /s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date:  December 10, 2009